Temporary Equity and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Accumulated but Unpaid Preferred Dividends
A summary of the accumulated but unpaid dividends for the Series A, Series
A-1
and Series B preferred shares as of December 31, 2021 and 2020 is as follows:

Amount (in ‘000)	Series A	Series A-1	Series B

Accumulated and unpaid, December 31, 2019	$25,610	$8,794	$25,338
Accumulated	9,202	9,814	8,572
Distributed	—	—	—

Accumulated and unpaid, December 31, 2020	$34,812	$18,608	$33,910
Accumulated	7,656	8,241	6,925
Distributed	(42,468)	(26,849)	(40,835)

Accumulated and unpaid, December 31, 2021	$—	$—	$—